Intangible Assets	3 Months Ended
Sep. 30, 2011
Intangible Assets
Intangible Assets
5. Intangible Assets

The following table discloses information regarding the carrying amounts and associated accumulated amortization for intangible assets:

	(unaudited)
	September 30, 2011	June 30, 2011

Gross carrying amount	$621,302	$621,302
Accumulated amortization	(528,386)	(520,169)
Net carrying amount	$92,916	$101,133

Amortization expense related to intangible assets totaled approximately $8,000 during both three-month periods ended September 30, 2011 and 2010.  The net carrying amount will be amortized over the following schedule for the remainder of fiscal 2012 and each fiscal year thereafter:

2012	2013	2014	2015	Total
24,651	32,868	32,868	2,529